Other Current Assets - Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Receivables from government agencies	$ 244	$ 216
Taxes and other government receivables	114	71
Advances	39	47
Prepayments	70	56
Loans and deposits	8	8
Interest receivable	3	9
Derivative instruments	65	8
Other current assets	41	27
Total	$ 584	$ 442